Stockholders Equity	12 Months Ended
Sep. 26, 2015
Stockholders Equity [Abstract]
Stockholders Equity

12. Stockholders' Equity

Equity Incentive Plans

In fiscal 2015, the Company adopted the 2015 Berry Plastics Group, Inc. Long-Term Incentive Plan ("2015 Plan") to align its incentive plans with plans of similar public companies by permitting for, among other things, the issuance of performance-based awards. The 2015 Plan authorized the issuance of 7,500,000 shares, an increase of approximately 5 million over the remaining available for grant at the time of adoption. As of the adoption of the 2015 Plan, no shares were permitted to be issued any other previous Incentive Plans.

The Company recognized total stock-based compensation expense of $21 million, $15 million, and $16 million for fiscal 2015, 2014 and 2013. The intrinsic value of options exercised in fiscal 2015 was $41 million.

Information related to the equity incentive plans as of the fiscal year end is as follows:

	2015		2014
	Number Of Shares (in thousands)	Weighted Average Exercise Price	Number Of Shares (in thousands)	Weighted Average Exercise Price
Options outstanding, beginning of period	10,504	$13.13	10,035	$9.96
Options granted	2,839	28.78	2,727	21.02
Options exercised	(1,929)	9.07	(2,137)	8.19
Options forfeited or cancelled	(63)	17.59	(121)	15.20
Options outstanding, end of period	11,351	$17.71	10,504	$13.13
Option price range at end of period	$3.04 − 33.91		$3.04 − 22.95
Options exercisable at end of period	4,786		5,098
Options available for grant at period end	7,500		5,349
Weighted average fair value of options granted during period	$9.51		$7.53
The fair value for options granted has been estimated at the date of grant using a Black-Scholes model, generally with the following weighted average assumptions:

	2015	2014	2013
Risk-free interest rate	1.6%	1.3%	.6%
Dividend yield	0.00%	0.00%	0.00%
Volatility factor	.30	.33	.38
Expected option life	7 years	7 years	7 years

The following table summarizes information about the options outstanding as of fiscal 2015:

Range of Exercise Prices	Number Outstanding	Intrinsic Value of Outstanding	Weighted Remaining Contractual Life	Weighted Exercise Price	Number Exercisable	Intrinsic Value of Exercisable	Unrecognized Compensation	Weighted Recognition Period
$3.04 – 33.91	11,351	$143	8 years	$17.71	4,786	$92	$25	2 years